Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Revenue Recognition (Details) $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 08, 2026	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Concentrations of credit risk
Number of reportable segments | segment		2		2
Deferred revenues		$ 548		$ 507	$ 381
Revenue recognized		$ 500	$ 400	$ 400	$ 500
Revenue, remaining performance obligation, optional exemption, performance obligation				true
Subsequent Event
Concentrations of credit risk
Stock split, conversion ratio	55
Minimum
Concentrations of credit risk
Payment term (in days)				30 days
Maximum
Concentrations of credit risk
Payment term (in days)				90 days